Prepaid Expenses and Prepaid Subscriber Travel (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Prepaid Subscriber Travel [Abstract]
Prepaid Subscriber Travel	$ 19,915	$ 17,183
Prepaid expenses
Property operations	4,299	5,136
Software	3,601	2,979
Rent		1,094
Operating supplies	1,441	1,372
Insurance	1,581	520
Total	$ 10,922	$ 11,101